Consolidated statements of changes in shareholders equity (Parenthetical) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
YPF S.A. [member]
Corresponding to the effect of the translation	$ 132,391	$ 109,334	$ 80,982
Subsidiaries, associates and Joint ventures [member]
Corresponding to the effect of the translation	$ (4,945)	$ (3,805)	$ (2,867)